Summary of Significant Accounting Policies (Reclassifications) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents	$ 359,912	$ 480,443	$ 76,897	$ 73,990	$ 75,426
Restricted cash	13,266	12,278	$ 8,427	7,378	$ 5,640
Total current assets	415,642	536,671		119,097
Total assets	$ 490,976	$ 605,546		156,039
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents				81,368
Restricted cash				0
Total current assets				119,097
Total assets				156,039
Reclassification
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents				(7,378)
Restricted cash				7,378
Total current assets				0
Total assets				$ 0